Other Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Other Financial Obligations
Schedule of other financial obligations

	2017	2018
	MCh$	MCh$
Other Chilean obligations	104,665	95,912
Public sector obligations	32,498	22,102
Total	137,163	118,014